As filed with the Securities and Exchange Commission on

March 30, 1999



Registration No.	33-25087

811-5678

_______________________________________________

____________________



U.S.SECURITIES AND EXCHANGE COMMISSION Washington, D.C.

20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No._____
Post-Effective Amendment No.     23

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940,
Amendment No.   23

SMITH BARNEY PRINCIPAL RETURN FUND
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Office)  (Zip Code)

(800) 451-2010
(Registrant's Telephone Number, Including Area Code)

Christina T. Sydor
Secretary
Smith Barney Principal Return Fund
388 Greenwich Street
New York, New York 10013
(Name and Address of Agent of Service)

Continuous
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective:
(check appropriate box)

 XXX 	Immediately upon filing pursuant to paragraph (b)
_____	On (date) pursuant to paragraph (b)
_____	60 days after filing pursuant to paragraph (a) (1)
_____	On (date) pursuant to paragraph (a) (1)
_____	75 days after filing pursuant to paragraph (a)(2)
_____	On (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

_____	This post-effective amendment designates a new
effective date for a previously filed post-effective amendment.

Title of Securities being Registered: Shares of Common
Stock

PART A


	SMITH BARNEY PRINCIPAL RETURN FUND

ZERO PLUS EMERGING GROWTH SERIES 2000
SECURITY AND GROWTH FUND



Prospectus
   March 30, 1999





Current shareholders may purchase new shares through the reinvestment of dividends and distributions. Except for reinvestment of dividends and distributions, shares of the funds are not currently being offered to investors. Consequently, a fund's assets may be reduced by market fluctuations, a redemption of shares and payment of cash dividends and distributions. A reduction in a fund's net assets may increase the fund's expenses on a per share basis and make it more difficult for a fund to achieve its investment objective.





The Securities and Exchange Commission has not approved or disapproved the funds' securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.



Contents

Page

Fund goals and strategies                         3

Risks, performance and expenses                   4

Other investments                                 7

Management                                        8

Reinvestment of dividends                         9

Exchanging shares                                 9

Redeeming shares                                 10

Other things to know about share transactions    11

Dividends, distributions and taxes               11

Share price                                      12

Financial highlights                             13















You should know:
An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.




Fund goals and strategies


Investment objective

(a)	Zero Plus Emerging Growth Series 2000 ("Series 2000") and
Security and Growth Fund both invest sufficient amounts in zero coupon U.S. Treasury securities to provide a return of the shareholder's original investment (including sales charges) by the fund's maturity date - February 28, 2000 for Series 2000 (the "Series 2000 Maturity Date") and August 31,
2005 for Security and Growth Fund (the "Security and Growth
Fund Maturity Date").  At February 28, 1999, zero coupon
U.S. Treasury securities represented 57% and 69% of the net assets of Series 2000 and Security and Growth Fund, respectively.

(b)	The remaining assets of each fund are invested to seek long-
term appreciation of capital.


Key investments



Series 2000

The fund's assets that are not invested in zero coupon U.S. Treasury securities are invested in equity securities of "emerging growth companies." Emerging growth companies are small to medium capitalization companies that, in the manager's opinion, may generate superior earnings or cash flow over a 2 to 3 year time frame. The manager will generally invest in companies with market capitalizations of less than $1 billion. However, the manager may also invest in larger companies that present opportunities for capital growth.


Security and Growth Fund

The fund's assets that are not invested in zero coupon U.S. Treasury Securities are invested in equity securities of companies the manager believes have the potential to provide above average capital appreciation. The manager generally focuses on small and mid-cap companies with market capitalizations in the $500 million to $3 billion range. The manager seeks to obtain the benefits of both a diversified and focused portfolio by investing in a limited number of issuers without any single position representing a material portion of the fund's assets.


Investment strategy

The manager seeks zero coupon securities that will mature within one year before the respective fund's Maturity Date. The manager expects that the aggregate stated principal amount of the zero coupon securities will be sufficient to meet each fund's objective of repaying the investor's original investment. As each fund's zero coupon securities mature, the proceeds will be invested in short term U.S. government securities.
Investment strategy

Series 2000





   In selecting individual securities for the actively managed portion of the fund, the manager looks for companies it believes are undervalued in the marketplace or have earnings that can be expected to grow faster than the U.S. economy in general. These companies typically would possess one or more of the following characteristics:

? High quality management
? New technologies, techniques, products or services or cost-reducing measures that give them a leading or dominant position in a major product line
? Sound financial position
? Relatively high rate of return on invested capital

The manager also seeks out "special situation companies" or companies that offer the possibility of accelerating earnings growth because of:

? Management changes
? Disposition of assets or corporate restructurings
? Governmental regulations
? Social, economic or industry trends that favorably affect the company


Security and Growth Fund

In selecting individual securities for the actively managed portion of the fund, the manager seeks to identify companies with excellent long term growth prospects but which are temporarily out of favor with investors. The manager's investment process emphasizes limiting downside risk as an important factor in maintaining favorable risk/reward ratios in the fund.

When analyzing potential investment candidates for the fund, the manager looks for the following factors:

? New or innovative products, especially those likely to enhance revenues and earnings in the next 12 months
? High technology companies with substantial operating leverage and future earning power
? Catalysts such as a change in management, restructuring or other corporate events designed to reduce costs and increase earnings and cash flow
? Themes or trends likely to persist for a number of years that could benefit a company and/or industry
? Companies that are industry leaders or have a market niche differentiating them from other companies
? Strong balance sheets or ones likely to improve in a relatively short period of time as a result of asset sales or rapid growth of earnings and cash flow

Maturity date

On each fund's Maturity Date, the following events will occur:

? The fund's zero coupon investments will have matured
? The fund's remaining assets and liabilities will be liquidated
? The fund's shares will be redeemed

Within seven days after the Maturity Date, proceeds will be distributed to the shareholders and the fund will be terminated.



   Risks, performance and expenses

Principal risks of investing in the funds

While the zero coupon component of each fund is designed to return to shareholders their initial investment on the Maturity Date, the funds' net asset value per share can fluctuate substantially prior to the Maturity Date. If you sell your shares prior to the Maturity Date, you may receive less than your initial investment in the fund. Due to the nature of the funds' portfolios, the funds have risks associated with both equity and fixed income investments. Investors could lose money in the funds or the funds' performance could fall below other possible investments if

? The U.S. stock market declines
? The market favors value or large capitalization stocks over growth stocks or small to medium capitalization stocks
? An adverse event, such as an unfavorable earnings report about a company in a fund's portfolio, depresses the value of the company's stock
? The manager's judgment about the attractiveness, value or potential appreciation of a particular company's stock proves to be incorrect

Each fund's zero coupon securities are also susceptible to certain risks prior to maturity, including:

?    If interest rates go up, the market value of zero coupon
securities will go down
? Volatile market prices when compared to securities that pay interest periodically
? Greater sensitivity to changes in interest rates when compared to non-zero coupon securities having similar maturities and yields


   The funds may not be appropriate for investors requiring cash distributions from a fund to meet tax obligations or current expenses.
Total return

Each bar chart indicates the risks of investing in the funds by showing changes in the funds' performance from year to year. Past performance does not necessarily indicate how the funds will perform in the future.


[GRAPHIC OMITTED]
[The following table was depicted as a bar graph in the printed material.] Series 2000
Total Return
1992 19.94
1993 15.84
1994 1.45
1995 19.52
1996 0.81
1997 12.15
1998 8.95

Calendar year ended December 31

The chart shows the performance of a share of the fund for each of the past seven years. The performance information in the chart does not reflect sales charges, which would reduce your return.

[GRAPHIC OMITTED]
[The following table was depicted as a bar graph in the printed material.]

Security and Growth Fund
Total Return
1996 8.76
1997 11.14
1998 (4.87)

Calendar year ended December 31

The chart shows the performance of a share of the fund for each of the past three years. The performance information in the chart does not reflect sales charges, which would reduce your return.

Quarterly returns: Highest: 14.14% in 3rd quarter 1997; Lowest: (6.92)% in 4th quarter 1997.



Quarterly returns:  Highest:  18.90% in 3rd quarter 1997; Lowest:
(7.46)% in 3rd quarter 1998.

Comparative performance

The table below indicates the risk of investing in the funds by comparing the average annual total return for the periods shown to that of the return of the Value Line Composite Index and Lehman Brothers Intermediate Term Government Bond Index ("Lehman Brothers Index"), in the case of Series 2000, and the Russell 2000 Index and the Lehman Brothers Index in the case of the Security and Growth Fund. The Value Line Composite is abroad-based index of approximately 1,700 large and small capitalization companies. The Lehman Brothers Index is a broad-based index of U.S. Treasury and agency securities. The Russell 2000 Index is a broad-based index that measures the performance of the 2,000 smallest stocks in the U.S. equity market. Unlike the funds, the indices are unmanaged and do not incur expenses. This table assumes imposition of the maximum sales charge, redemption of shares at the end of the period, and reinvestment of distributions and dividends.


Average Annual Total Return
Calendar Years Ended December 31, 1998




Inception Date

1 Year

5 Years

Since Inception





Inception Date

1 Year

5 Years

Since Inception

Series 2000

8/30/91

 3.49%

7.24%


8.42%



Security and Growth Fund

3/30/95

(8.66)%

N/A

 6.62%
Value Line Composite Index
*
(3.79)%
8.16%
8.18%


Russell 2000
**
(2.55)%
N/A
15.30%
Lehman Brothers Index
*
 8.49%
6.45%
7.38%


Lehman Brothers Index
**
 8.49%
N/A
 8.03%
* 	Index comparison begins on 8/31/91
** 	Index comparison begins on 3/31/95

Fees and Expenses

This table sets forth the fees and expenses you will pay if you invest in each fund's shares.


Shareholder fees
(paid directly from your investment)

Series 2000

Security and Growth Fund

Maximum sales charge on purchases (as a % of offering price)*

5.00%

4.00%

Annual fund operating expenses
(paid by the fund as a % of net assets)





  Management fees

0.60%

0.50%

  Shareholder servicing fees

0.25%

0.25%

  Other expenses

0.25%

0.19%

  Total annual fund operating expenses

1.10%

0.94%

* No sales charge applies to reinvestment of dividends in additional shares.



Example

This example helps you compare the costs of investing in each fund with other mutual funds. Your actual costs may be higher or lower. The example assumes:

? You invest $10,000 in a fund for the time periods shown
? Your investment has a 5% return each year
? You reinvest all distributions and dividends without a sales charge
? Each fund's operating expenses remain the same


Number of years you own your shares

1 year

3 years

5 years

Maturity Date*

Series 2000

$607

N/A

N/A

$783

Security and Growth Fund

$492

$688

$899

$1,100





*  The Series 2000 Maturity Date is February 28, 2000.  The
Security and Growth Fund Maturity Date is August 31, 2005.

Other investments

The summary for each fund describes its investment objective and principal investment strategies and risks. This section provides additional information about the funds' investments and certain portfolio management techniques the funds may use. More information about the funds' investments and portfolio management techniques, some of which entail risks, is included in the statement of additional information (SAI).

Zero coupon securities A zero coupon security is a debt obligation that does not entitle the holder to any periodic payments of interest prior to maturity and therefore is issued and traded at a discount from its face amount. Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the United States government or one of its agencies or instrumentalities ("U.S. government securities") or issued by private corporate issuers. The funds, however, invest only in zero coupon securities that are direct obligations of the United States Treasury. The discount from face value at which zero coupon securities are purchased varies depending on the time remaining until maturity, prevailing interest rates and the liquidity of the security. Because the discount from face value is known at the time of investment, investors holding zero coupon securities until maturity know the total amount of their investment return at the time of investment.



Zero coupon securities of the type held by each fund can be sold prior to their due date in the secondary market at their then prevailing market value which, depending on prevailing levels of interest rates and the time remaining to maturity, may be more or less than their value based solely on the amount due at maturity and accretion of interest to date. The market prices of zero coupon securities are generally more volatile than the market prices of securities paying interest periodically and, accordingly, are likely to respond to a greater degree to changes in interest rates than do non-zero coupon securities having similar maturities and yields. As a result, the net asset value of shares of each fund may fluctuate over a greater range than shares of other mutual funds that invest in U.S. government securities having similar maturities and yields but that make current distributions of interest. The current net asset value of each fund attributable to zero coupon securities and other debt instruments held by each fund generally will vary inversely with changes in prevailing interest rates.

Each year each fund will be required to accrue an increasing amount of income on its zero coupon securities utilizing the effective interest method. To maintain its tax status as a pass-through entity and also to avoid imposition of excise taxes, each fund will be required to distribute dividends equal to substantially all of its net investment income, including the accrued income on its zero coupon securities for which it receives no payments in cash prior to their maturity. Dividends of each fund's net investment income and distributions of its short-term capital gains will be taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares. However, a shareholder who elects to receive dividends and distributions in cash, instead of reinvesting these amounts in additional shares of the fund, may realize an amount that is less than the entire amount originally invested.

Derivatives and hedging techniques Security and Growth Fund may, but need not, use derivative contracts, such as futures and options on securities or securities indices, and options on these futures, to hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices. A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Foreign securities Each fund may invest up to 10% of its net assets (at the time of investment) in foreign securities. Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks.
 These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If a fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

Defensive investing Each fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a fund takes a temporary defensive position, it may be unable to achieve its investment goals.




Management

Manager Each fund's investment adviser and administrator (the "manager") is SSBC Funds Management, Inc. ("SSBC"), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects each fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading - and use diverse channels to make them available to consumer and corporate customers around the world.

Richard Freeman has been responsible for the day-to-day management of the Series 2000 Fund's portfolio since its inception.
Mr. Freeman is an investment officer of SSBC and managing director of Salomon Smith Barney. John G. Goode has been responsible for the day-to-day management of the Security and Growth Fund's portfolio since its inception. Mr. Goode is an investment officer of SSBC and Chairman and Chief Investment Officer of Davis Skaggs Investment Management, a division of SSBC and a managing director of Salomon Smith Barney.

Management fees During the fiscal year ended November 30, 1998, the manager received an advisory fee and administrative fee equal to 0.40% and 0.20%, respectively, of Series 2000 Fund's average daily net assets, and management fee of 0.50% of Security and Growth Fund's average daily net assets.


Year 2000 issue. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the funds. The cost of addressing the year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the funds. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems.
 The funds have been informed by their other service providers that they are taking similar measures. Although the funds do not expect the Year 2000 issue to adversely affect them, the funds cannot guarantee that the efforts of the funds, which are limited to requesting and receiving reports from its service providers, or the efforts of their service providers to correct the problem will be successful.



Reinvestment of dividends

Both Series 2000 Fund and Security and Growth Fund are currently closed to investors except through reinvestment of dividends or distributions from the funds. The trustees may, upon 30 days' notice to shareholders, reopen a fund if the trustees determine the reopening to be in the best interests of that fund and its shareholders.



Exchanging shares


Smith Barney offers a distinctive family of funds tailored to help meet the varying needs of both large and small investors.

   Because the funds are not continuously offering shares, an investor who exchanges shares of a fund will not be able to effect an exchange back into the funds. You should contact your Salomon Smith Barney Financial Consultant or dealer representative to exchange into other Smith Barney funds. Be sure to read the prospectus of the Smith Barney fund you are exchanging into. An exchange is a taxable transaction. If you make an exchange prior to the Maturity Date, you may receive an amount less than the original investment in the fund.

?    You may exchange shares only for Class A shares of most
Smith Barney funds. Not all Smith Barney funds may be offered in your state of residence. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent.
? You must meet the minimum investment amount for each fund.
? If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
? The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

No additional  sales charges

Shares acquired in the exchange will not be subject to an initial sales charge at the time of the exchange.



By telephone

If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. To find out, call the transfer agent. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Stock Exchange are priced at the net asset value next determined.

You can make telephone exchanges only between accounts that have identical registrations.

By mail

If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the next page.




Redeeming shares


Generally

Contact your Salomon Smith Barney Financial Consultant or dealer representative to redeem shares of the funds.

If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

If the shares are held by a fiduciary or corporation, other documents may be required.

Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears which may take up to 15 days.

If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.


By mail

For accounts held directly at the fund, send written requests to the transfer agent at the following address:

Smith Barney Principal Return Fund
(specify either Series 2000 Fund or Security and Growth
Fund)
c/o First Data Investor Services Group, Inc.
P.O. Box 5128
Westborough, Massachusetts 01581-5128

Your written request must provide the following:

? Your account number
? The specific fund and the dollar amount or number of shares to be redeemed
?    Signatures of each owner exactly as the account is
registered


By telephone

   If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions.
 If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).
Requests received after the close of regular trading on the stock exchange are priced at the net asset value next determined.

Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You may be charged a fee for wire transfers.
 You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.





Other things to know about share transactions

When you reinvest dividends, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed. These same requirements would apply if a fund reopened to new investment purchases.

? Name of the fund
? Account number
?    Dollar amount or number of shares to be exchanged or
redeemed
? Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees. To be in good order, your redemption request must include a signature guarantee if you:

?    Are redeeming over $10,000 of shares
? Are sending signed share certificates or stock powers to the transfer agent
? Instruct the transfer agent to mail the check to an address different from the one on your account
? Changed your account registration
? Want the check paid to someone other than the account owner(s)
? Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

? Suspend the offering of shares
? Waive or change minimum and additional investment amounts
? Reject any purchase or exchange order
? Change, revoke or suspend the exchange privilege
? Suspend telephone transactions
? Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange
Commission
? Pay redemptions proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

   Share certificates. The fund does not issue share certificates.


   Dividends, distributions and taxes

Dividends Each fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. Each fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.
 A shareholder who elects to receive distributions and dividends in cash may realize an amount that is greater or less than the entire amount of his or her investment.

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.


Transaction

Federal tax status

Redemption or exchange of shares

Usually capital gain or loss; long-term only if shares owned more than one year

Long-term capital gain distributions

Long-term capital gain

Short-term capital gain distributions

Ordinary income

Dividends

Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


Share price

You may reinvest dividends, exchange or redeem shares at their net asset value, next determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabilities. Each fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).


Each fund generally values its portfolio securities based on market prices or quotations. When reliable market prices or quatations are not readily available, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the funds' board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.


Investments in U.S. government securities (other than short-term securities) are valued at the quoted bid price in the over-the-counter market. Short-term investments maturing in 60 days or less are valued at amortized cost. Under the amortized cost method, an asset is valued by constantly amortizing over its remaining life the difference between the principal amount due at maturity and the cost of the instrument to the fund.

In order to redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to exchange or redeem shares to the funds' agent before the agent's close of business.

	FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each fund's financial performance for the past 5 years (or since inception if less than 5 years). Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the tables following for the four year period ended November 1998, has been audited by KPMG LLP, independent accountants, whose report, along with the funds' financial statements, is included in the annual report (available upon request). The information for the fiscal year ended 1994 has been audited by other auditors.

For a share of capital stock outstanding throughout each year ended November 30:


Series 2000

1998

1997

1996

1995

1994

Net asset value, beginning of year

$8.46

$8.63

$9.28

$8.15

$9.00

Income (loss) from operations:










Net investment income
0.28
0.28
0.30
0.27
0.27
Net realized and unrealized gain (loss)
0.13
0.78
(0.16)
1.48
(0.28)

Total income (loss) from operations

0.41

1.06

0.14

1.75

(0.01)

Less distributions from:










Net investment income
(0.31)
--
(0.57)
(0.27)
(0.34)
Net realized gains
(0.49)
(1.23)
(0.22)
(0.35)
(0.50)

Total distributions

(0.80)

(1.23)

(0.79)

(0.62)

(0.84)

Net asset value, end of year

$8.07

$8.46

$8.63

$9.28

$8.15

Total return

5.05%

12.28%

1.55%

22.17%

(0.20)%

Net assets, end of year (millions)

$50

$59

$65

$77

$75

Ratios to average net assets:











Expenses

1.10%

1.05%

1.11%

1.17%

1.15%
Net investment income
3.30
3.15
3.15
3.12
3.27

Portfolio turnover rate

0%

0%

0%

6%

1%


For a share of capital stock outstanding throughout each year ended November 30.


Security and Growth Fund

1998

1997

1996

1995(1)

Net asset value, beginning of year

$10.12

$10.22

$10.68

$9.60

Income (loss) from operations:








Net investment income
0.32
0.28
0.33
0.28
Net realized and unrealized gain (loss)
(1.35)
1.40
0.82
0.94

Total income (loss) from operations

(1.03)

1.68

1.15

1.22

Less distributions from:








Net investment income
(0.28)
(0.03)
(0.62)
--
Net realized gains (loss)
(0.08)
(1.75)
(0.99)
(0.14)

Total distributions

(0.36)

(1.78)

(1.61)

(0.14)

Net asset value, end of year

$8.73

$10.12

$10.22

$10.68

Total return

(10.43)%

16.42%

11.15%

12.70(2)

Net assets, end of year (millions)

$123

$204

$244

$310

Ratios to average net assets:









Expenses

0.94%

0.92%

0.99%

1.02%(3)
Net investment income
2.88
2.62
2.88
4.07(3)

Portfolio turnover rate

23%

20%

43%

26%

(1)	For the period from March 30, 1995 (commencement of
operations) to November 30, 1995.
(2)	Total return is not annualized, as it may not be
representative of the total return for the year.
(3)	Annualized.


SALOMON SMITH BARNEY_
a member of citigroup [Symbol]


Zero Plus Emerging Growth Series 2000
Security and Growth Fund
Investment portfolios of
SMITH BARNEY PRINCIPAL RETURN FUND





ADDITIONAL INFORMATION

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the funds' investments. These reports discuss the market conditions and investment strategies that affected each fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney
Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative by calling the fund at 1-800-451-2010 or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review each fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. The Commission charges a fee for this service. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same reports and information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the funds that is not in this prospectus, you should not rely upon that information. The funds are not offering to sell their shares to any person to whom the funds may not lawfully sell their shares.

(Investment Company Act file no. 811-05678)
(FD-01103)(3/99)

Principal Return Fund   -1-


PART B



   March 30, 1999

STATEMENT OF ADDITIONAL INFORMATION
Smith Barney Principal Return Fund
Zero Plus Emerging Growth Series 2000
Security and Growth Fund

388 Greenwich Street
New York, New York 10013
(800) 451-2010

This Statement of Additional Information is not a prospectus. It supplements the information contained in the current Prospectus dated March 30, 1999, as amended or supplemented from time to time, about the Zero Plus Emerging Growth Series 2000 ("Series 2000") and the Security and Growth Fund (each, a "fund" and collectively the "funds"). Each fund is an investment portfolio of Smith Barney Principal Return Fund (the "Trust"). This Statement of Additional Information is intended to provide more detailed information about the funds as well as matters already discussed in the Prospectus and therefore should be read in conjunction with the Prospectus.

The Prospectus may be obtained from any Salomon Smith Barney Financial Consultant or by writing or calling the Trust at the address or telephone number set forth above. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

Shares of Series 2000 and the Security and Growth Fund are not currently being offered for sale to new investors. The net asset value per share of each series prior to the maturity date can be expected to fluctuate substantially due to changes in prevailing interest rates that will affect the current value of each fund's holdings of zero coupon securities, as well as changes in the value of each fund's other holdings. Because the funds are not currently engaged in a continuous offering of shares, they are not benefitting from an inflow of new capital. In addition, because each fund may experience redemptions and capital losses prior to the maturity date (or in preparation for each fund's liquidation at the maturity date) and will pay dividends and distributions in cash to shareholders who so elect, a diminution of its assets resulting from losses, redemptions and dividends and distributions paid in cash could make each fund's investment objectives unachievable; thus the accomplishment of each fund's investment objectives with respect to remaining shareholders that reinvest dividends and distributions could depend in part on the investment decisions of other shareholders.

CONTENTS

Trustees and Executive Officers of the Trust	2
Investment Objectives and Management Policies	4
Risk Factors	11
Investment Restrictions	14
Purchase, Redemption and Exchange of Shares	15
Portfolio Turnover	18
Portfolio Transactions	19
Determination of Net Asset Value	20
Taxes	21
Performance Information	25
Investment Management and Other Services	27
Other Information About the Trust	29
Financial Statements	30


	TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUST

   Overall responsibility for management and supervision of the Trust rests with the Trust's Board of Trustees. The
Trustees approve all significant agreements between the Trust and the companies that furnish services to the Trust, including agreements with the Trust's investment manager, distributor, custodian and transfer agent. The day-to-day operations of the Trust are delegated to the Trust's investment manager, SSBC Fund Management Inc. (the
"Manager"), formerly called Mutual Management Corp.

The names of the Trustees and executive officers of the Trust, together with information as to their principal business occupations for the past five years and their ages, are set forth below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

PAUL R. ADES, TRUSTEE
Partner in the law firm of Murov & Ades; 272 South Wellwood
Avenue, P.O. Box 504, Lindenhurst, New York 1137, 58.

HERBERT BARG, TRUSTEE
   Private investor; 273 Montgomery Avenue, Bala Cynwyd,
Pennsylvania 19004; 75.

DWIGHT B. CRANE, TRUSTEE
   Professor, Harvard Business School; Soldiers Field Road,
Boston, Massachusetts 02163; 61.

FRANK HUBBARD, TRUSTEE
Vice President of S & S Industries; Former Corporate Vice
President, Materials Management and Marketing Services of
Huls American, Inc.; 80 Centennial Avenue P.O. Box 456,
Piscataway; New Jersey 08855-0456; 63.

*HEATH B. MCLENDON, CHAIRMAN OF THE BOARD AND INVESTMENT
OFFICER
   Managing Director of Salomon Smith Barney, President of the Manager and Travelers Investment Adviser, Inc. ("TIA");
formerly Chairman of Smith Barney Strategy Advisers Inc.
388 Greenwich Street, New York, New York 10013. 65.

JEROME MILLER, TRUSTEE
Retired, Former President, Asset Management Group of
Shearson Lehman Brothers; 27 Hemlock Road, Manhassett, New
York 11030.; 61.

KEN MILLER, TRUSTEE
President of Young Stuff Apparel Group, Inc.; 1407 Broadway,
6th Floor, New York, New York 10018. ; 57.

RICHARD A. FREEMAN, VICE PRESIDENT AND INVESTMENT OFFICER
   Managing Director of Smith Barney Investment Advisors, a division of the Manager; 388 Greenwich Street, New York, New
York 10013; 45.

JOHN G. GOODE, VICE PRESIDENT AND INVESTMENT OFFICER
   Managing Director of Salomon Smith Barney, President and
Chief Investment Officer of Davis Skaggs Investment
Management, a division of the Manager; 1 Sansome Street,
Suite 3850, San Francisco, California 94104; 53.


LEWIS E. DAIDONE, SENIOR VICE PRESIDENT AND TREASURER
   Managing Director of Salomon Smith Barney, Chief
Financial Officer of the Smith Barney Mutual Funds; Director and Senior Vice President of the Manager and TIA; 388
Greenwich Street, New York, New York 10013; 41.

CHRISTINA T. SYDOR, SECRETARY
   Managing Director of Salomon Smith Barney; General
Counsel and Secretary of the Manager and TIA; 388 Greenwich
Street, New York, New York 10013; 47.

   Each Trustee also serves as a trustee, general partner and/or director of other mutual funds for which Salomon Smith Barney serves as a distributor. As of March 19, 1999, Trustees and officers of the funds, as a group, owned less than 1% of the outstanding shares of beneficial interest of each fund.

No director, officer or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the Trust for serving as an officer or Trustee. The Trust pays each Trustee who is not a director, officer or employee of Salomon Smith Barney or any of its affiliates a fee of $2,000 per annum plus $500 per meeting attended and reimburses them for travel and out-of-pocket expenses.

   The following table shows the compensation paid by the Trust to each trustee during the Trust's last fiscal year and the total compensation paid by the Smith Barney Mutual Funds complex for the calendar year ended December 31, 1998.
 None of the officers of the Trust received any compensation from the Trust for such period. The Trust does not pay retirement benefits to its directors and officers. Officers and interested directors of the Trust are compensated by Salomon Smith Barney.



Trustee

Aggregate Compensation from the Trust*

Aggregate Compensation from the Smith Barney Mutual Funds

Number of Funds for Which Director Serves Within Fund
Complex
Paul R. Ades
$6,550
$54,225
 5
Herbert Barg
 6,550
105,425
16
Dwight B. Crane
 6,450
139,975
22
Frank G. Hubbard
 6,550
 54,125
 5
Heath B. McLendon
---
---
59
Jerome Miller
 6,550
  44,925
 5
Ken Miller
 6,450
  53,625
 5

*	Trustee Emeritus.  Upon attainment of age 80 Trustees
are required to change to emeritus status.  Trustees
Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Trust together with reasonable out-of-pocket expenses for each meeting attended. During the Trust's last fiscal year aggregate compensation paid by the Trust to Trustees Emeritus totaled $9,443


	INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

General The Prospectus discusses the investment objectives of each fund and the policies to be employed to achieve those objectives. The funds are open-end, diversified management investment companies under the 1940 Act.

Zero Plus Emerging Growth Series 2000 seeks (a) to return to each shareholder on February 28, 2000 (the "Series 2000 Maturity Date") the principal amount of the shareholder's original investment (including any sales charge paid) through investment of a portion of its assets in zero coupon securities and (b) to the extent consistent with that objective, to provide long-term appreciation of capital through investment of the balance of its assets primarily in equity securities issued by "emerging growth companies," which are small- to medium-sized companies that are believed by the fund's investment adviser to show a prospect of achieving significant profit and gain in a relatively short period of time. There can be no assurance that Series 2000's investment objectives will be achieved.

Security and Growth Fund seeks (a) to return to each shareholder on August 31, 2005 (the "Security and Growth Fund Maturity Date") the principal amount of the shareholder's original investment (including any sales charge paid) through investment of a portion of its assets in zero coupon securities ("Repayment Objective") and (b) to the extent consistent with that objective, to provide long-term appreciation of capital through investment of the balance of its assets primarily in equity securities. There can be no assurance that the Security and Growth Fund's investment objectives will be achieved.

When used herein, the term Maturity Date shall refer to the "Series 2000 Maturity Date" and the "Security and Growth
Fund Maturity Date," as applicable.

Set forth below is supplemental information concerning certain of the securities and other instruments in which the funds may invest, the investment policies and portfolio strategies that the funds may utilize and certain risks involved with those investments, policies and strategies.

Operation of the funds As of February 28, 1999, zero coupon securities represented approximately 57% and 69%, of Series 2000's and Security and Growth Fund's net assets, respectively, with the balance of each fund's net assets invested in equity securities (in the case of Series 2000, equity securities of emerging growth companies) and other securities as described below. The funds' zero coupon securities will mature within one year before the Maturity Date and their aggregate stated principal amount is expected to be sufficient to meet the Repayment Objective; the funds will not receive any payments with respect to a zero coupon security prior to the maturity of that security. The funds may hold zero coupon securities in excess of those required to meet the Repayment Objective to the extent the Manager deems appropriate. As each fund's zero coupon securities mature, the proceeds will be invested in direct obligations of the United States government with remaining maturities of one year or less and, in any case, maturing on or prior to the Maturity Date. On the Maturity Date, each fund's remaining equity investments will be sold and other investments will mature, the liabilities of each fund will be discharged or provision made therefor, each fund's shares will be mandatorily redeemed and, within seven days thereafter, the proceeds will be distributed to shareholders and each fund's existence thereafter will be terminated. These arrangements may require the disposition of the funds' equity securities at a time when it is otherwise disadvantageous to do so and may involve selling securities at a substantial loss. On a continuous basis and as the maturity date of each fund approaches, the Board of Trustees will consider the intended liquidation and termination of each fund together with other factors and determine whether liquidation and termination or such other action as it deems appropriate is in the best interests of the Trust and its shareholders. The estimated expenses of liquidation and termination of each fund will be accrued ratably over the entire term of the fund and will be charged to income.
These expenses are not expected to affect materially the ordinary annual operating expenses of the funds and, accordingly, should have no effect on the funds' ability to meet the Repayment Objective.

Each fund may satisfy redemption requests and cash payments of dividends and distributions by liquidating a portion of its holdings of zero coupon securities, as well as other investments, provided that the fund would have sufficient zero coupon securities remaining to meet the Repayment
Objective.

Thus, each fund's portfolio may be visualized as consisting of two portions: one, its zero coupon securities, which are expected to increase in value by reason of accretion of interest to equal at maturity an amount sufficient to meet the Repayment Objective; the other, its equity securities and all other investments (in the case of Series 2000, holdings of emerging growth securities), which represent a variable portion of the fund's assets depending on the performance of those investments, the fund's expenses, the level of dividend reinvestment and the level of redemptions over time. In order to facilitate management of the fund's portfolios, shareholders are urged to reinvest dividends and distributions in additional shares; these amounts will be paid in cash only at the specific election of a shareholder.

FIXED INCOME SECURITIES

Zero coupon securities A zero coupon security is a debt obligation that does not entitle the holder to any periodic payments of interest prior to maturity and therefore is issued and traded at a discount from its face amount. Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the United States government or one of its agencies or instrumentalities ("U.S. government securities") or issued by private corporate issuers. The funds, however, invest only in zero coupon securities that are direct obligations of the United States Treasury. The discount from face value at which zero coupon securities are purchased varies depending on the time remaining until maturity, prevailing interest rates and the liquidity of the security. Because the discount from face value is known at the time of investment, investors holding zero coupon securities until maturity know the total amount of their investment return at the time of investment. In contrast, a portion of the total realized return from conventional interest-paying obligations comes from the reinvestment of periodic interest. Because the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investor's return on reinvestments is uncertain even if the securities are held to maturity. This uncertainty is commonly referred to as reinvestment risk. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With both zero coupon and interest-paying securities, there is no reinvestment risk on the principal amount of the investment.

There are currently two basic types of zero coupon securities, those created by separating the interest and principal components of a previously issued interest-paying security and those originally issued in the form of a face value only security paying no interest. Zero coupon securities of the U.S. government and certain of its agencies and instrumentalities and of private corporate issuers are currently available, although the funds will purchase only those that represent direct obligations of the government.

Zero coupon securities of the U.S. government that are currently available are called Separate Trading of Registered Interest and Principal of Securities ("STRIPS") or Coupon Under Book-Entry Safekeeping ("CUBES"). STRIPS and CUBES are issued under programs introduced by the United States Treasury and are direct obligations of the U.S. government. The U.S. government does not issue zero coupon securities directly. The STRIPS program which is ongoing, is designed to facilitate the secondary market stripping of selected treasury notes and bonds into individual interest and principal components. Under the program, the United States Treasury continues to sell its notes and bonds through its customary auction process. However, a purchaser of those notes and bonds who has access to a book-entry account at a Federal Reserve Bank (the "Federal Reserve") may separate the specified treasury notes and bonds into individual interest and principal components. The selected treasury securities may thereafter be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments. The Federal Reserve does not charge a fee for this service, but the book-entry transfer of interest or principal components is subject to the same fee schedule applicable to the transfer of treasury securities.

Under the program, in order for a book-entry treasury security to be separated into its component parts, the face amount of the security must be an amount which, based on the stated interest rate of the security, will produce a semi-annual interest payment of $1,000 or a multiple of $1,000. Once a book-entry security has been separated, each interest and principal component may be maintained and transferred in multiples of $1,000 regardless of the face value initially required for separation of the resulting amount required for each interest payment.

CUBES, like STRIPS, are direct obligations of the U.S. government. CUBES are coupons that have previously been physically stripped from treasury notes and bonds, but which were deposited with the Federal Reserve and are now carried and transferable in book-entry form only. Only stripped treasury coupons maturing on or after January 15, 1988, that were stripped prior to January 5, 1987, were eligible for conversion to book-entry form under the CUBES program. Investment banks may also strip treasury securities and sell them under proprietary names. These securities may not be as liquid as STRIPS and CUBES and the funds have no present intention of investing in these instruments.
STRIPS and CUBES are purchased at a discount from $1,000. Absent a default by the United States government, a purchaser will receive face value for each of the STRIPS and CUBES provided that the STRIPS and CUBES are held to their due date. While STRIPS and CUBES can be purchased on any business day, they all currently come due on February 15, May 15, August 15 or November 15 in any given year.

Convertible securities (each fund) Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.
A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Preferred stock (each fund) Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stock normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Preferred stock dividends must be paid before common stock dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

U.S. government securities (each fund) U.S. government securities include not only direct obligations of the United States Treasury, but also securities issued or guaranteed by the Federal Housing Administration, Federal Financing Bank, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, Resolution Trust Corporation, District of Columbia Armory Board, Student Loan Marketing Association and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing reorganization since 1987). Because the United States government is not obligated by law to provide support to an instrumentality it sponsors, the funds will invest in obligations issued by such an instrumentality only if the Manager determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the funds.

EQUITY SECURITIES

Security and Growth Fund Although the Manager anticipates that Security and Growth Fund's non-zero coupon security portfolio primarily will be invested in small- to medium-sized companies, it may also be invested in the equity securities of larger, established companies the Manager determines present particular opportunities for capital growth.


Under normal market conditions, the bulk of Security and Growth Fund's non-zero coupon security portfolio consists of common stocks, but it also may contain other equity securities, including preferred stocks and debt securities convertible into common stocks. Preferred securities and convertible securities will be selected on the basis of their equity characteristics. Ratings by statistical rating organizations generally will not be a factor in the selection process.


Series 2000 Series 2000's non-zero coupon security portfolio has been designed to provide investors with significant opportunities for long-term capital appreciation the Manager believes are presented by the equity securities of small capitalization companies. The Manager believes that these securities are undervalued as compared, on a relative historical basis, with equity securities of larger capitalization companies, and have tended over time to outperform securities of larger capitalization companies.


Common Stocks (each fund) Each fund may invest in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, after dividend payments to preferred stockholders. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.


Warrants (each fund) A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer or a related company at a fixed price either at a certain date or during a set period. Because a warrant does not carry with it the right to dividends or voting rights with respect to securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised by its expiration date.

Foreign securities (each fund) Each fund may invest up to 10% of its net assets in securities of foreign issuers. Investing in foreign securities involves certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political or economic developments and the possible imposition of restrictions or prohibitions on the repatriation of foreign currencies or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and, typically, the lack of uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, the possibility exists of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the fund including the withholding of dividends.

INVESTMENT TECHNIQUES

Lending of Portfolio Securities Consistent with applicable regulatory requirements, the fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. The fund may not lend its portfolio securities to Salomon Smith Barney or its affiliates unless it has applied for and received specific authority from the Securities and Exchange Commission ("SEC"). Loans of portfolio securities by the fund will be collateralized by cash, letters of credit or U.S. government securities which will be maintained at all times in an amount equal to at least 100% of the current market value (determined by marking to market daily) of the loaned securities. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the fund or with Salomon Smith Barney, and which is acting as a "finder." In lending its securities, the fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. The following conditions must be met whenever the fund's portfolio securities are loaned: (a) the fund must receive at least 100% cash collateral or equivalent securities or letters of credit from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the fund must be able to terminate the loan at any time; (d) the fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the fund's Board of Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be gained from such loans would justify the risk.




Temporary defensive investing (each fund) Each fund may hold at any time up to 10% of the value of its assets in cash and money market instruments in order to cover the fund's expenses, anticipated redemptions, cash payments of dividends and distributions and to meet settlement requirements for securities. In addition, when the Manager believes that, with respect to its equity portfolio, a temporary defensive investment posture is warranted, a fund may invest without limitation in cash and money market instruments. To the extent it holds cash or invests in money market instruments, a fund will not achieve its investment objective of long-term appreciation of capital. Money market instruments in which the funds may invest are:
 U.S. government securities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and other banking institutions having total assets in excess of $500 million); commercial paper rated no lower than A-2 by Standard & Poor's Rating Group or Prime-2 by Moody's Investors Service, Inc. or the equivalent from another nationally recognized statistical rating organization ("NRSRO") or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements.
 At no time will a fund's investments in bank obligations, including time deposits, exceed 25% of its assets. In addition, a fund will not invest in time deposits maturing in more than seven days if, as a result, its holdings of those time deposits would exceed 5% of Security and Growth Fund's net assets and 10% of Series 2000's net assets.


A fund will invest in an obligation of a foreign bank or foreign branch of a United States bank only if the Manager determines that the obligation presents minimal credit risks. Obligations of foreign banks or foreign branches of United States banks in which a fund will invest may be traded in the United States or outside the United States, but will be denominated in U.S. dollars. These obligations entail risks that are different from those of investments in obligations of United States banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements as apply to domestic banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank.

U.S. government securities in which a fund may invest include: direct obligations of the United States Treasury, and obligations issued or guaranteed by the United States government, its agencies and instrumentalities, including instruments that are supported by the full faith and credit of the United States; instruments that are supported by the right of the issuer to borrow from the United States
Treasury; and instruments that are supported solely by the credit of the instrumentality.

Repurchase agreements (each fund) Each fund may engage in repurchase agreement transactions with certain banks which are the issuers of instruments acceptable for purchase by the fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. A repurchase agreement is a contract under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed upon price on an agreed upon date. Under the terms of a typical repurchase agreement, a fund would acquire an underlying debt obligation for a relatively short period (usually not more than seven days) subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed price and time, thereby determining the yield during the fund's holding period.
This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the underlying securities will be monitored on an ongoing basis by the Manager to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. The Manager also will review on an ongoing basis the creditworthiness of those banks and dealers with which the fund may enter into repurchase agreements to evaluate the potential risks. The fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the fund is delayed in or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.
At any one time, Series 2000's aggregate holdings of repurchase agreements having a duration of more than five business days and securities lacking readily available market quotations will not exceed 10% of Series 2000's total assets.

DERIVATIVES

Covered option writing (Security and Growth Fund) Security and Growth Fund may write covered call options with respect to its portfolio securities. Security and Growth Fund realizes a fee (referred to as a "premium") for granting the rights evidenced by the options. A call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a call option written by Security and Growth Fund has the right to purchase from the fund the underlying security owned by the fund at the agreed-upon price for a specified time period.

Upon the exercise of a call option written by the fund, the fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the fund's cost of the security, less the premium received for writing the option. Security and Growth Fund will write only covered options with respect to its portfolio securities. Accordingly, whenever the fund writes a call option on its securities, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option.
To support its obligation to sell the underlying security if a call option is exercised, the fund will either (a) segregated cash, or equity and debt securities of any grade provided such securities have been determined by the Manager to be liquid and unencumbered pursuant to guidelines established by the Trustees ("eligible segregated assets") having a value at least equal to the value of the underlying securities or (b) continue to own an equivalent number of shares of the security or of calls of the same "series" (that is, calls on the same underlying security) with exercise prices equal to or less than those it has written (or, if the exercise prices of the calls it holds are more than the exercise prices of those it has written, it will segregate the difference).

   Security and Growth Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the fund would purchase, prior to the holder's exercise of an option the fund has written, an option of the same series as that on which the fund desires to terminate its obligation.
 The obligation of the fund under an option it has written would be terminated by a closing purchase transaction, but the fund would not be deemed to own an option as a result of the transaction. There can be no assurances that the fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the fund ordinarily will write options only if a secondary market for the options exists on domestic securities exchanges or in the over-the-counter market.

Security and Growth Fund may also, for hedging purposes, purchase put options on securities traded on national securities exchanges as well as in the over-the-counter market. The fund may purchase put options on particular securities in order to protect against a decline in the market value of the underlying securities below the exercise price less the premium paid for the option. Put options on individual securities are intended to protect against declines in market value which occur prior to the option's expiration date. Prior to expiration, most options may be sold in a closing sale transaction. Profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction cost.

Security and Growth Fund may purchase options in the over-the-counter market ("OTC options") to the same extent it may engage in transactions in exchange traded options. OTC options differ from exchange traded options in that they are negotiated individually and terms of the contract are not standardized as in the case of exchange traded options.
 Moreover, because there is no clearing corporation involved in an OTC option, there is a risk of non-performance by the counterparty to the option. However, OTC options are generally much more available for securities in a wider range of expiration dates and exercise prices than exchange traded options. It is the current position of the staff of the SEC that OTC options (and securities underlying the OTC options) are illiquid securities. Accordingly, the fund will treat OTC options as subject to the fund's limitation on illiquid securities until such time as there is a change in the SEC's position.

Options on stock indexes (Security and Growth Fund)
Security and Growth Fund may, for hedging purposes only, write call options and purchase put options on broad based domestic stock indexes and enter into closing transactions with respect to such options. Options on stock indexes are similar to options on securities except that, rather than having the right to take or make delivery of stock at the specified exercise price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is "in the money," i.e., the closing level of the index is higher than the exercise price of the option. This amount of cash is equal to the difference between the closing level of the index and the exercise price of the option, expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally rather than price movements in the individual stocks.

The effectiveness of purchasing and writing puts and calls on stock index options depends to a large extent on the ability of the Manager to predict the price movement of the stock index selected. Therefore, whether the fund realizes a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally. Additionally, because exercises of index options are settled in cash, a call writer such as the fund cannot determine the amount of the settlement obligations in advance and it cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. When the fund has written the call, there is also a risk that the market may decline between the time the fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the fund is able to exercise the closing transaction with respect to the securities it holds.

   Futures contracts and options on futures contracts (Security and Growth Fund) A futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified security at a specified price, date, time and place. Security and Growth Fund may enter into futures contracts to sell securities when the Manager believes the value of the fund's securities will decrease. An option on a futures contract, as contrasted with the direct investment in a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. A call option gives the purchaser of the option the right to enter into a futures contract to buy and obligates the writer to enter into a futures contract to sell the underlying securities. A put option gives a purchaser the right to sell and obliges the writer to buy the underlying contract. The fund may enter into futures contracts to purchase securities when the Manager anticipates purchasing the underlying securities and believes prices will rise before the purchases will be made.
 When the fund enters into a futures contract to purchase an underlying security, an amount of eligible segregated assets, equal to the market value of the contract, will be segregated to collateralize the position, thereby insuring that the use of the contract is unleveraged. The fund will not enter into futures contracts for speculation and will only enter into futures contracts that are traded on a U.S. exchange or board of trade.

	RISK FACTORS

Zero coupon securities (each Fund) Zero coupon securities of the type held by each fund can be sold prior to their due date in the secondary market at their then prevailing market value which, depending on prevailing levels of interest rates and the time remaining to maturity, may be more or less than their value based solely on the amount due at maturity and accretion of interest to date. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and, accordingly, are likely to respond to a greater degree to changes in interest rates than do non-zero coupon securities having similar maturities and yields. As a result, the net asset value of shares of each fund may fluctuate over a greater range than shares of other mutual funds that invest in U.S. government securities having similar maturities and yields but that make current distributions of interest. The current net asset value of each fund attributable to zero coupon securities and other debt instruments held by each fund generally will vary inversely with changes in prevailing interest rates.

As a series of an open-end investment company, each fund is required to redeem its shares upon the request of any shareholder at the net asset value next determined after receipt of the request. However, because of the price volatility of zero coupon securities prior to maturity, a shareholder who redeems shares prior to the Maturity Date may realize an amount that is greater or less than the purchase price of those shares, including any sales charge paid. Although shares redeemed prior to the Maturity Date would no longer be subject to the possible achievement of the Repayment Objective, the amount originally invested in shares not redeemed would remain subject to the possible achievement of the Repayment Objective, provided dividends and distributions with respect to these shares are reinvested. Thus, if each fund is successful in achieving the Repayment Objective, the holder of those remaining shares plus shares acquired through reinvestment of dividends and distributions thereon ("Remaining Shares") would receive at the Maturity Date an amount that equals or exceeds the purchase price of those shares. Nonetheless, the amount received on the Maturity Date in respect of Remaining Shares, when combined with the amount received in respect of shares redeemed prior to the Maturity Date, may be more or less than the aggregate purchase price of all shares purchased.

Each year each fund will be required to accrue an increasing amount of income on its zero coupon securities utilizing the effective interest method. To maintain its tax status as a pass-through entity and also to avoid imposition of income and excise taxes, however, each fund will be required to distribute dividends equal to substantially all of its net investment income, including the accrued income on its zero coupon securities for which it receives no payments in cash prior to their maturity. Dividends of each fund's net investment income and distributions of its short-term capital gains will be taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares. See "Taxes." However, a shareholder who elects to receive dividends and distributions in cash, instead of reinvesting these amounts in additional shares of the funds, may realize an amount that is less or greater than the entire amount originally invested.

Emerging growth securities (Series 2000) Securities of the kinds of companies in which Series 2000 will invest may be subject to significant price fluctuation and above-average risk. In addition, companies achieving a high earnings growth rate tend to reinvest their earnings rather than distribute them. As a result, Series 2000 is not likely to receive significant dividend income on its portfolio of equity securities.

Smaller and medium sized companies (each Fund) Securities of smaller and medium sized companies (companies with a capitalization of less than $1 billion) may be subject to a limited liquidity and more volatility which could result in significant fluctuations in the price of their shares.

Operational risk (each Fund) In order to generate sufficient cash to meet distribution requirements and other operational needs and to redeem its shares on request, each fund may be required to limit reinvestment of capital on the disposition of its non-zero coupon securities and may be required to liquidate some or all of its non-zero coupon securities over time. Each fund may be required to effect these liquidations at a time when it is otherwise disadvantageous to do so. If a fund realizes capital losses on dispositions of non-zero coupon securities that are not offset by capital gains on the disposition of other such securities, the fund may be required to liquidate a disproportionate amount of its zero coupon securities or borrow money, in an amount not exceeding 33-1/3% of the fund's total assets, to satisfy the distribution and redemption requirements described above. The liquidation of zero coupon securities and the expenses associated with borrowing money in these circumstances could render the fund unable to meet the Repayment Objective.

Derivative instruments (Security and Growth Fund) In accordance with its investment policies, the fund may invest in certain derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties. Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every fund investment also involves a risk that the portfolio manager's expectations will be wrong. Transactions in derivative instruments often enable a fund to take investment positions that more precisely reflect the portfolio manager's expectations concerning the future performance of the various investments available to the fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investment in conventional securities.

Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps.
The following are the principal risks associated with derivative instruments.

Leverage and associated price volatility: Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund.

Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the funds are not readily marketable and are subject to a fund's restrictions on illiquid investments.

   Futures contracts and related options. The fund may lose the expected benefit of these futures or options transactions and may incur losses if the prices of the underlying securities move in an unanticipated manner. In addition, changes in the value of the fund's futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures and related options is subject to the Manager's ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may be closed out only by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and, as a result of daily price fluctuation limits, there can be no assurance the offsetting transaction could be entered into at an advantageous price at a particular time. Consequently, the fund may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or the fund may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.


	INVESTMENT RESTRICTIONS

   These investment restrictions have been adopted by the Trust as fundamental policies. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the fund, as defined in the 1940 Act. "Majority" means the lesser of
(a) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares.

Under the investment restrictions adopted by each fund:

1.	A fund will not invest in a manner that would cause it
to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2.	A fund will not borrow money, except that (a) a fund
may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities and (b) a fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), a fund will be limited so that no more than 33-1/3% of the value of a fund's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made is derived from such transactions.

3.	A fund will not make loans.  This restriction does not
apply to: (a) the purchase of debt obligations in which a Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

4.	A fund will invest no more than 25% of the value of
its total assets in securities the issuers of which conduct their principal business activities in the same industry.
For the purpose of this limitation, securities of the U.S.
government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

5.	A fund will not underwrite the securities of other
issuers, except insofar as a fund may be deemed to be an underwriter under the Securities Act of 1933, as amended
(the "1933 Act") in disposing of its portfolio securities.

6.	A fund will not purchase or sell real estate, real
estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); or (d) investing in real estate investment trust securities.

7.	A fund will not issue "senior securities" as defined
in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.


Nonfundamental restrictions The following investment restrictions may be changed by a vote of a majority of the Board of Trustees at any time.

1.	A fund will not sell securities short.

2.	A fund will not purchase securities on margin, except
that a fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities.

3.	A fund will not invest in oil, gas, mineral leases or
other mineral exploration or development programs, except that a fund may invest in the securities of companies that invest in or sponsor those programs.

4.	A fund will not write or sell put options, call
options, straddles or combinations of those options, except that the Security and Growth Fund may write covered call options with respect to its portfolio securities and may, for hedging purposes only, (i) write call options and purchase put options on broad-based domestic stock indexes and enter into closing transactions with respect to such options; and (ii) write or purchase options on futures contracts.

5.	A fund will not purchase any security, except U.S.
government securities, if as a result of the purchase, the fund would then have more than 5% of its total assets invested in securities of companies (including predecessor companies) that have been in continuous operation for fewer than three years. (For purposes of this limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets which may have less than three years of continuous operation or relevant business experience.)

6.	A fund will not make investments for the purpose of
exercising control or management of any other issuer.

7.	A fund will not invest in warrants, if as a result,
more than 2% of the value of a fund's net assets would be invested in warrants that are not listed on a recognized
United States stock exchange, or more than 5% of a fund's net assets would be invested in warrants regardless of whether they are listed on such an exchange.

8.	A fund will not invest in time deposits maturing in
more than seven days, enter into repurchase agreements having a duration of more than seven days, or purchase instruments lacking readily available market quotations ("illiquid instruments"), if as a result of the purchase a fund's aggregate holdings of illiquid instruments exceed 10% of a fund's net assets.

The Trust may make commitments more restrictive than the restrictions listed above so as to permit the sale of its shares in certain states. Should the Trust determine that any commitment is no longer in the best interests of the Trust and its shareholders, the Trust will revoke the commitment by terminating the sale of shares in the relevant state. The percentage limitations set forth above apply at the time of purchase of securities.

PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

PURCHASE OF SHARES.

Shares of the funds are not currently being offered for sale to new investors, although each fund, upon at least 30 days' notice to shareholders, may commence a continuous offering if the Trustees determine it to be in the best interests of that fund and its shareholders.


WRITTEN REDEMPTION REQUESTS

The Trust is required to redeem shares of a fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value per share next determined.

The funds normally transmit redemption proceeds for credit to the shareholder's account at Salomon Smith Barney, an investment dealer in the selling group or a broker that clears securities transactions through Salomon Smith Barney ("Dealer Representative"), or at no charge within three days after receipt of proper tender except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds.

Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon Smith
Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as a custodian may be redeemed through an investor's financial consultant, by submitting a written request for redemption to:

Smith Barney Principal Return Fund
(specify either Series 2000 or Security and Growth
Fund)
c/o First Data Investor Services Group, Inc.
P.O. Box 5128
Westborough, Massachusetts 01581-5128

A written redemption request must (a) state the number or dollar amount of shares to be redeemed, (b) identity the fund from which the shares are to be redeemed, (c) identify the shareholder's account number and (d) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the Trust's transfer agent together with a redemption request. Any signature appearing on a redemption request in excess of $10,000, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or a member firm of a national securities exchange. Written requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The Trust's transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed to be properly received until the Trust's transfer agent receives all required documents in proper form.

The right of redemption may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in markets the funds normally utilize is restricted, or an emergency as determined by the SEC exists, so that the disposal of the funds' investments or determination of their net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the funds' shareholders.

EXCHANGE PRIVILEGE

The exchange privilege enables shareholders to acquire shares of the same class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be legally sold. Prior to any exchange, the investor should obtain and review a copy of the then current prospectus of each fund into which an exchange is being made. Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant. A shareholder who has redeemed shares of either of the funds, through the exchange privilege or otherwise, will not be able to purchase new shares of either fund.

Upon receipt of proper instructions and all necessary supporting documents in proper form, shares submitted for exchange are redeemed at the then current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired with such shares being subject to any applicable contingent deferred sales charge. If the account registration of the shares of the fund being acquired is identical to the registration of shares of the fund exchanged, no signature guarantee is required. Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders. The Trust reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

Except as otherwise noted below, shares of a fund may be exchanged at the net asset value next determined for Class A shares in any of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of fund shares are subject to minimum investment requirements and to the other requirements of the Smith Barney fund into which exchanges are made. Shareholders of a fund who wish to exchange all or a portion of their shares for Class A shares in any of the Smith Barney funds may do so without imposition of any
charge.   Certain shareholders may be able to exchange
shares by telephone.  See "Telephone Redemption and Exchange
Program."

Additional information regarding the exchange privilege An exchange is a taxable transaction. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired.

A shareholder who exchanges shares prior to the maturity date may realize an amount that is less or greater than the entire amount of his or her investment. Moreover, because each fund is not engaging in a continuous offering of shares, a shareholder who exchanges his or her fund shares will not be able to effect a further exchange back into that fund.

Excessive transactions Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to a fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, in its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

General Shareholders who do not have a Salomon Smith Barney brokerage account may be eligible to redeem and exchange fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data Investor Services Group Inc. ("First Data") at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee that will be provided by First Data upon request.

   Redemptions Redemption requests of up to $10,000 of a fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (Eastern time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The funds reserve the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

Exchanges Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.

   Additional information regarding the telephone redemption and exchange program Neither the Trust nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Trust and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Trust reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a change for this service at any time following at least seven (7) days' prior notice to shareholders.

Redemptions in kind If the Trust's Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders to make a redemption payment wholly in cash, a fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the fund's net assets by distribution in kind of securities from the fund's portfolio in lieu of cash in conformity with SEC rules. Portfolio securities distributed in a redemption in kind will be readily marketable, although a shareholder that receives a distribution in kind of securities may incur transaction costs in the disposition of those securities and could experience a loss on the securities between the time of such distribution and such disposition.

	PORTFOLIO TURNOVER

General The funds do not intend to seek profits through short-term trading of their securities. Nevertheless, a fund will not consider portfolio turnover rate a limiting factor in making investment decisions. The funds cannot accurately predict their portfolio turnover rates, but anticipate that their annual turnover rates will not exceed 50%. The turnover rate would be 100% if all of a fund's securities included in the computation of turnover were replaced once during a period of one year. A fund's turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less on the date of acquisition are excluded from the calculation. For the fiscal years ended November 30, 1998, 1997 and 1996, the funds' portfolio turnover rates were as follows:







1998

1997

	1996

Series 2000
Security and Growth Fund

  0%
23%

  0%
20%

	  0%
	43%


	PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the funds are made by the Manager, subject to the overall review of the Trust's Board of Trustees. Although investment decisions for a fund are made independently from those of the other accounts managed by the Manager, investments of the type made by a fund also may be made by those accounts. When a fund and one or more other accounts managed by the Manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a fund or the size of the position obtained or disposed of by the fund.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. No stated commission is generally applicable to securities traded in over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality. During the fiscal year 1998, the total amount of commissionable transactions was $26,835,982 of which $3,252,729 (12.12%) was directed to Salomon Smith Barney and $23,583,253 (87.88%) of which was directed to other brokers.
 The following table sets forth certain information regarding the funds' payment of brokerage commissions:






Fiscal Year Ended November 30




Series 2000



Security and Growth Fund


Total Brokerage Commissions


1996
1997
1998

$8,690
  3,090
  2,855

$303,127
  128,979
  118,904

Total Brokerage Commissions paid to Salomon Smith Barney


1996
1997
1998

$0
  0
  0

$3,000
  5,448
10,440

% of Total Brokerage Commissions paid to Salomon Smith
Barney


1996
1997
1998

0%
0
0

0.99%
4.22
8.7

% of Total Transaction involving Commissions paid to Salomon
Smith Barney


1996
1997
1998

0%
0
0

0.99%
0.66
9.7


The Manager seeks the best overall terms available in selecting brokers or dealers to execute transactions on behalf of the fund. In assessing the best overall terms available for any transaction the Manager will consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Manager is authorized in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the funds and/or other accounts over which the Manager or its affiliates exercise investment discretion. The fees under the funds' advisory agreements are not reduced by reason of the Manager receiving brokerage and research services. For the fiscal year ended November 30, 1998 the Security and Growth Fund paid $20, 872 for research services. The Trust's Board of Trustees will periodically review the commissions paid by the funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the funds.

In accordance with Section 17(e) of the 1940 Act and Rule 17e-1 under the 1940 Act, the Trust's Board of Trustees has determined that transactions for the funds may be executed through Salomon Smith Barney and other affiliated broker-dealers if, in the judgment of the Manager, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in the transaction, the affiliated broker-dealer charges the fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions. In addition, under the rules adopted by the SEC, Salomon Smith Barney may directly execute such transactions for the fund on the floor of any national securities exchange, provided: (a) the Board of Trustees has expressly authorized Salomon Smith Barney to effect such transactions; and (b) Salomon Smith Barney annually advises the fund of the aggregate compensation it earned on such transactions.

	DETERMINATION OF NET ASSET VALUE

When calculated The funds' net asset value is calculated on each day, Monday through Friday, except on days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when Christmas falls on a Saturday or Sunday. On those days, securities held by the funds may nevertheless be actively traded, and the value of the funds' shares could be significantly affected.

Valuation Generally, the funds' investments are valued at market value or, in the absence of a market value, at fair value as determined by or under the direction of the Trust's Board of Trustees. Securities that are primarily traded on non-U.S. exchanges are generally valued at the preceding closing values of the securities on their respective exchanges, except that when an occurrence subsequent to the time that a non-U.S. security is valued is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. A security that is primarily traded on a U.S. or non-U.S. stock exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Unlisted non-U.S. securities are valued at the mean between the last available bid and offer price prior to the time of valuation. U.S. over-the-counter securities will be valued on the basis of the bid price at the close of business on each day. Any assets or liabilities initially expressed in terms of non-U.S. currencies will be converted into U.S. dollar values based on a formula prescribed by the Trust or, if the information required by the formula is unavailable, as determined in good faith by the Board of Trustees. Investments in U.S. government securities (other than short-term securities) are valued at the quoted bid price in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost (which involves valuing an investment at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the investment) when the Board of Trustees determines that amortized cost reflects the fair value of the investment.
In carrying out the Board's valuation policies, the Manager may consult with an independent pricing service retained by the Trust.

	TAXES

The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of a fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this Statement of Additional Information, which are subject to change.

The Funds and Their Investments

Each fund intends to qualify to be treated as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities, loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and
(b) diversify its holdings so that, at the end of each quarter of a fund's taxable year, (i) at least 50% of the market value of a fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of a fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that a fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses. Each fund expects that all of its foreign currency gains will be directly related to its principal business of investing in stocks and securities.

   As a regulated investment company, each fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long- and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed, but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute. Furthermore, each fund will be subject to a United States corporate income tax with respect to such distributed amounts in any year it fails to qualify as a regulated investment company or fails to meet this distribution requirement.

The Code imposes a 4% nondeductible excise tax on each fund to the extent a fund does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by a fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each fund anticipates it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, a fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by a fund in computing its taxable income. In addition, in the event of a failure to qualify, a fund's distributions, to the extent derived from a fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a fund failed to qualify as a regulated investment company for a period greater than one taxable year, a fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

   Each fund will invest in zero coupon securities having an original issue discount (that is, the discount represented by the excess of the stated redemption price at maturity over the issue price). Each year, each fund will be required to accrue as income a portion of this original issue discount even though the fund will receive no cash payment of interest with respect to these securities. In addition, if the fund acquires a security after its initial issuance at a discount that resulted from fluctuations in prevailing interest rates ("market discount"), the fund may elect to include in income each year a portion of this market discount.

Each fund will be required to distribute substantially all of its income (including accrued original issue and recognized market discount) in order to qualify for "pass-through" federal income tax treatment and also in order to avoid the imposition of 4% excise tax referred to above.
Therefore, a fund may be required in some years to distribute an amount greater than the total cash income the fund actually receives. In order to make the required distribution in such a year, a fund may be required to borrow or to liquidate securities. The amount of cash that a fund would have to distribute, and thus the degree to which securities would need to be liquidated or borrowing made would depend upon the number of shareholders who chose not to have their dividends reinvested.


A fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by a fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause a fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of a fund as a regulated investment company.

   A fund's investment in Section 1256 contracts, such as regulated futures contracts, most foward currency contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Foreign Investments Dividends or other income (including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases.
The funds will not be eligible to elect to treat any foreign taxes they pay as paid by their shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by a fund will reduce the return from a fund's investments.

Passive Foreign Investment Companies If a fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by a fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains. If a fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, a fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to a fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a fund would be required to obtain certain annual information from the passive foreign investment companies in which it invests, which may be difficult or not possible to obtain.

Recently, legislation was enacted that provides a mark-to-market election for regulated investment companies effective for taxable years beginning after December 31, 1997. This election would result in a fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, a fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of a fund, unless revoked with the consent of the IRS.
 By making the election, a fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC company stock. A fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax. Each fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

   Dividends and Distributions Any dividend declared by a fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by a fund not later than such December 31, provided such dividend is actually paid by a fund during January of the following calendar year. Each fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). Each fund currently expects to distribute any excess annually to its shareholders. However, if a fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, a fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United States federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that a fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of a fund. Dividends and distributions paid by a fund (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by a fund) will not qualify for the deduction for dividends received by corporations. Distributions in excess of a fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of a fund, and as a capital gain thereafter (if the shareholder holds his shares of a fund as capital assets).

   Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in the amount equal to the amount of money the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

If a fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in a fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or
(b) the date a fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.


Backup Withholding. Each fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends and distributions payable to shareholders who fail to provide a fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices Shareholders will be notified annually by a fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Dividends and Distributions") made by a fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of a fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by a fund to its shareholders during the preceding taxable year.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the fund and its shareholders.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the funds.

	PERFORMANCE INFORMATION

From time to time, the Trust may quote a fund's performance in terms of its total return in reports or other communications to shareholders. A fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses.

Average annual total return A fund's "average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

	P(1 +T)n = ERV
Where:
P =	a hypothetical initial payment of $1,000
T =	average annual total return
n =	number of years
ERV =	Ending Redeemable Value of a hypothetical $1,000
investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions


The funds' average annual total returns were as follows for the periods indicated:





Name of Funds



One Year
Period Ended
11/30/98



Five Year
Period Ended
11/30/98


Per Annum for Period
from Commencement of
Operations through
11/30/98


Series 2000(1)

  6.72%

8.85%

  8.45%

Security and Growth Fund (2)

11.72

N/A

13.41

(1)	Series 2000 commenced operations on August 30, 1991.
(2)	Security and Growth Fund commenced operations on March
30, 1995.
These total return figures assume that the maximum sales charge has been included in the investment at the time of purchase.

Aggregate total return The funds' aggregate total return figures shown below represent the cumulative change in the value of an investment in a fund for the specified period and are computed by the following formula:

ERV-P
P

Where:	P 	=	a hypothetical initial payment of
$10,000.
ERV	=	Ending Redeemable Value of a hypothetical
$10,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The funds' average annual total returns were as follows for the periods indicated:





Name of Fund


One Year Period Ended 11/30/98*


Five Year Period Ended 11/30/98*


Period from Commencement of Operations through 11/30/998*



One Year Period Ended 11/30/98**



Five Year Period Ended 11/30/98**


Period from Commencement of Operations through 11/30/998**
Series 2000(1)
    5.05%
7.87%
   8.74%
    (0.25)%
6.78%
   7.98%
Security and Growth Fund(2)

(10.43)

N/A

7.54

(14.00)

N/A

6.35

*	Figures do not include the effect of the maximum sales
charge.
**	Figures include the effect of the maximum sales charge.
(1)	Series 2000 commenced operations on August 30, 1991.
(2)	Security and Growth Fund commenced operations on March
30, 1995.


The funds' aggregate total returns were as follows for the periods indicated:





Name of Fund


One Year Period Ended 11/30/98*


Five Year Period Ended 11/30/98*

Period from Commencement of Operations through 11/30/98*


One Year Period Ended 11/30/98**


Five Year Period Ended 11/30/98**

Period from Commencement of Operations through 11/30/98**
Series 2000(1)
  5.05%
46.06%
   83.75%
    (0.25)%
38.81%
74.57%
Security and Growth Fund(2)

(10.43)

N/A

30.62

(14.00)

N/A

 25.40%

*	Figures do not include the effect of the maximum sales
charge.
**	Figures include the effect of the maximum sales charge.
(1)	Series 2000 commenced operations on August 30, 1991.
(2) Security and Growth Fund commenced operations on March
30, 1995.

   A fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of a fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a fund's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

INVESTMENT MANAGEMENT AND OTHER SERVICES

   Investment adviser The Manager, at 388 Greenwich Street, New York, New York 10013, serves as the funds' investment adviser under the terms of a written agreement for each fund (the "Advisory Agreements"). The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which is in turn a wholly owned subsidiary of Citigroup, Inc. ("Citigroup"). The Advisory Agreements for the funds were last approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust or Salomon Smith Barney on July 23, 1998. The Manager pays the salaries of all officers and employees who are employed by both it and the Trust and maintains office facilities for the Trust. The Manager bears all expenses in connection with the performance of its services under the Advisory Agreements.

As compensation for investment advisory services rendered, Series 2000 pays the Manager a fee computed daily and paid monthly at the annual rate of 0.40% of the value of its average daily net assets. Security and Growth Fund pays the Manager a fee of 0.50% of the value of its average daily net assets for investment management services rendered.

Administrator The Manager also serves as the administrator of Series 2000 pursuant to a written agreement (the "Administration Agreement"). The Administration Agreement was most recently approved for the fund by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the fund or Salomon Smith Barney, on July 23, 1998. The Manager pays the salaries of all officers and employees who are employed by both it and the Trust, maintains office facilities for the Trust and bears all expenses in connection with the performance of its services.

As compensation for administrative services rendered to Series 2000, the Manager receives a fee computed daily and paid monthly at the annual rate of 0.20% of the value of the fund's average daily net assets.

For the fiscal years ended November 30, 1998, 1997 and 1996, the funds paid investment advisory and/or administration fees to the Manager as follows:



Fiscal Year


Series 2000


Security and Growth Fund
Ended
Advisory Fee
Administration Fee
Advisory Fee
Administration Fee
1998
$213,776
$106,888
 $807,501
N/A
1997
 249,071
 124,536
1,007,814
N/A
1996
 278,880
 139,440
1,363,022
N/A

The Trust bears expenses incurred in its operation, including taxes, interest, brokerage fees and commissions, if any, fees of Trustees who are not officers, directors, shareholders or employees of Salomon Smith Barney; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agents fees; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; investor services (including allocated telephone and personnel expenses); and costs of preparation and printing of prospectuses for regulatory purposes and for distribution to existing shareholders; cost of shareholders' reports and shareholder meetings and meetings of the officers or Board of Trustees of the Trust.

Distributor CFBDS, Inc. serves as the fund's distributor pursuant to a written agreement dated October 8, 1998 (the "Distribution Agreement") with the Trust. To compensate Salomon Smith Barney for the services it provides as Shareholder Servicing Agent and for the expenses it bears, the Trust has adopted a Shareholder Services Plan (the "Plan"). Under the Plan, the Trust pays Salomon Smith Barney, with respect to Series 2000 and Security and Growth Fund, a fee, accrued daily and paid monthly, calculated at the annual rate of .25% of the value of the respective Fund average daily net assets. Under its terms, the Plan continues from year to year, provided its continuance is approved annually by vote of the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan may not be amended to increase materially the amount to be spent for the services provided by CFBDS without shareholder approval, and all material amendments of the Plan must be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. Pursuant to the Plan, Salomon Smith Barney will provide the Board of Trustees periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made. Prior to the merger of Travelers Group, Inc. and Citicorp, Inc. on October 8, 1998, Salomon Smith Barney served as the Fund's distributor. For the fiscal year ended November 30, 1998, Salomon Smith Barney was paid $133,610 and $403,751 in distribution fees for Series 2000 and the Security and Growth Fund, respectively.


   For the fiscal year ended October 31, 1998, Salomon Smith
Barney incurred the following distribution expenses for the funds:






Fund Name

Salomon Smith Barney Financial Consultants





Advertising




Support Services





Total
Series 1998*
$58,747
$7,320
$68,849
$142,225
Series 2000
62,866
7,804
60,478
131,148
Security and Growth Fund
186,122
23,134
160,792
370,048
* Smith Barney Principal Return Fund Series 1998 matured on
August 31, 1998.

Custodian  PNC Bank is located at 17th and Chestnut Streets,
Philadelphia, PA 19103 and serves as the custodian of the Trust.

Transfer agent First Data is located at Exchange Place, Boston, Massachusetts 02109 and serves as the Trust's transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the Trust, handles certain communications between shareholders and the Trust, distributes dividends and distributions payable by the Trust and produces statements with respect to account activity for the Trust and its shareholders. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts First Data maintains for the Trust during the month and is reimbursed for out-of-pocket expenses.

Independent auditors  KPMG LLP, 345 Park Avenue, New York,
New York 10154, has been selected as the Trust's independent auditor to examine and report on each fund's financial statements and highlights for the fiscal year ending
November 30, 1999.

OTHER INFORMATION ABOUT THE TRUST

   Organization of the Trust The Trust is organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated October 18, 1988, as amended (the "Trust Agreement"). On October 14, 1994, the Trust changed its name from Smith Barney Shearson Principal Return Fund to Smith Barney Principal Return Fund. Under the Trust Agreement, the Trustees have authority to issue an unlimited number of shares of beneficial interest with a par value of $.001 per share.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust has been structured, and will be operated in such a way, so as to ensure as much as possible, that shareholders will not be liable for obligations of the fund. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust, and requires that notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement also provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote.
 Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust and each of its series in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

Minimum account size The Trust reserves the right to voluntarily liquidate any shareholder's account in a fund if aggregate net asset value of the shares held in the fund's account is less than $500. (If a shareholder has more than one account in the Trust, each account must satisfy the minimum account size.) The Trust, however, will not redeem shares based solely on market reductions in net asset value.
 Before the Trust exercises this right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

Voting rights When matters are submitted for shareholder vote, shareholders of each fund will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held. Generally shares of the Trust vote by individual funds on all matters except (a) matters affecting only the interests of one or more of the funds, in which case only shares of the affected fund would be entitled to vote or (b) when the 1940 Act requires that shares of the fund be voted in the aggregate. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares and the Trust will assist shareholders in calling such a meeting as required by the 1940 Act.

Annual and semi-annual reports The Trust sends its shareholders a semi-annual report and an audited annual report, each of which includes a listing of the investment securities held by the fund at the end of the period covered. In an effort to reduce each fund's printing and mailing costs, each fund consolidates the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Any shareholder who does not want this consolidation to apply to his or her account should contact his or her Financial Consultant or First Data.

FINANCIAL STATEMENTS

Each Fund's Annual Report for the fiscal year ended November
30, 1998 accompany this Statement of Additional Information and are incorporated herein by reference in its entirety.


3



PART C

b)	Exhibits



Exhibit No.	Description of Exhibit



Item 23. Exhibits



All references are to the Registrant's registration

Statement on Form N-1A as filed with  the Securities
Exchange Commission (the "SEC").  File Nos. 33-25087 and
811-5678).

(a)(1)	Registrant's Master Trust Agreement and
Amendments to the Master Trust Agreement dated October 18, 1988, November 18, 1988,
August 24, 1990, October 5, 1990, February
26, 1991, May 1, 1991, and July 30, 1993, is
incorporated by reference to the Registrant's
Registration Statement filed with the SEC on January 28, 1994 ("Post-Effective Amendment
No. 13").

(a)(2)	Amendment to Master Trust Agreement with
respect to Security and Growth Fund is
incorporated by reference to the Registrant's
Registration Statement filed with the SEC on March 23, 1995 ("Post-Effective Amendment No.
16").

(b)	By-Laws are incorporated by reference to
Registrant's Registration Statement filed with the SEC on October 19, 1988 (the
"Registration Statement").

(c)	Not Applicable.

(d)(1)	Investment Advisory Agreement between the
Registrant and Smith Barney Shearson Asset
Management ("Asset Management") relating to
Series 2000 is incorporated by reference to Post-Effective Amendment No. 13.

(d)(2)	Investment Advisory Agreement and
Administration Agreement between the
Registrant and Smith Barney Mutual Funds
Management Inc. relating to Security and Growth Fund is incorporated by reference to Post-Effective Amendment No. 16.

(e)	Distribution Agreement between the Registrant
and CFBDS Inc. is incorporated by reference to Post-Effective Amendment No. 22.

(f)	Not Applicable.

(g)	Form of Custodian Agreement is incorporated
by reference to Post-Effective Amendment No.
19

(h)(1)	Administration Agreements dated April 21,
1994 between the Registrant and Smith Barney
Advisers, Inc. relating to Series 2000 is incorporated by reference to Post-Effective
Amendment No.16.

(h)(2)	Transfer Agency Agreement between the
Registrant and First Data Investor Services
Group formerly known as The Shareholder
Services Group, Inc. dated August 2, 1993 is incorporated by reference to Post-Effective
Amendment No. 13.

(h)(3)	Shareholder Services Plan between the
Registrant and Smith Barney Shearson relating to Series 2000 is incorporated by reference to Post-Effective Amendment No. 13.

(h)(4)	Shareholder Services Plan between the
Registrant and Smith Barney relating to
Security & Growth Fund is incorporated by reference to Post-Effective Amendment No. 16

(i)	Not Applicable

(j)	   Auditors' consent filed herewith

(k)	Not Applicable.

(l)(1)	Form of Purchase Agreement relating to Series
2000 is incorporated by reference to Post-
Effective Amendment No. 8.

(1)(2)	Form of Purchase Agreement relating to
Security and Growth Fund is incorporated by reference to Post-Effective Amendment No. 16.

(m)	Not Applicable.

(n)	   Financial Data Schedule filed herewith

(o)	Not Applicable.

Item 24.	None

Item 25.	Indemnification

The response to this item is incorporated by reference to Registrant's Pre-Effective
Amendment No. 1.

Item 26.	Business and Other Connections of Investment
Adviser

Investment Adviser - SSBC Fund Management Inc. (formerly Mutual Management Corp.) was incorporated in December 1968 under the laws of the State of Delaware. SSBC Fund Management Inc. is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. formerly known as Smith Barney Holdings Inc.), which in turn is a wholly owned subsidiary of Citigroup Inc. SSBC Fund Management Inc. is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of officers and directors of SSBC Fund Management Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-8314).



Item 27.	Principal Underwriters
(a) CFBDS, Inc. the Registrant's Distributor, is also the distributor for
CitiFundsSM International Growth & Income Portfolio,
CitiFundsSM International Equity Portfolio,
CitiFundsSM Large Cap Growth Portfolio,
CitiFundsSM Intermediate Income Portfolio,
CitiFundsSM Short-Term U.S. Government Income Portfolio,
CitiFundsSM Emerging Asian Markets Equity Portfolio,
CitiFundsSM U.S. Treasury Reserves,
CitiFundsSM Cash Reserves,
CitiFundsSM Premium U.S. Treasury Reserves,
CitiFundsSM Premium Liquid Reserves,
CitiFundsSM Institutional U.S. Treasury Reserves,
CitiFundsSM Institutional Liquid Reserves,
SM Institutional Cash Reserves,
CitiFundsSM Tax Free Reserves,
CitiFundsSM Institutional Tax Free Reserves,
CitiFundsSM California Tax Free Reserves,
CitiFundsSM Connecticut Tax Free Reserves,
CitiFundsSM New York Tax Free Reserves,
CitiFundsSM Balanced Portfolio,
CitiFundsSM Small Cap Value Portfolio,
CitiFundsSM Growth & Income Portfolio,
CitiFundsSM Small Cap Growth Portfolio,
CitiFundsSM National Tax Free Income Portfolio,
CitiFundsSM New York Tax Free Income Portfolio,
CitiSelect VIP Folio 200,
Citiselect VIP Folio 300,
CitiSelect (VIP Folio 400,
CitiSelect (VIP Folio 500,
CitiFundsSM Small Cap Growth VIP Portfolio,
CitiSelect (Folio 200,
CitiSelect (Folio 300,
CitiSelect (Folio 400,
and CitiSelect (Folio 500.
CFBDS is also the placement agent for
Large Cap Value Portfolio,
International Portfolio,
Foreign Bond Portfolio,
Intermediate Income Portfolio,
Short-Term Portfolio,
Growth & Income Portfolio,
Large Cap Growth Portfolio,
Small Cap Growth Portfolio,
International Equity Portfolio,
Balanced Portfolio, Government Income Portfolio,
Emerging Asian Markets Equity Portfolio,
Tax Free Reserves Portfolio,
Cash Reserves Portfolio
and U.S. Treasury Reserves Portfolio.
CFBDS, Inc. is also the distributor for the following Smith
Barney Mutual Fund registrants:
Concert Investment Series
Consulting Group Capital Markets Funds
Greenwich Street Series Fund
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Investment Trust
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Investment Funds Inc.
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Travelers Series Fund Inc.
And various series of unit investment trusts.

CFBDS, Inc. is also the distributor for the following
Salomon Brothers funds;
Salomon Brothers Opportunity Fund Inc
Salomon Brothers Investors Fund Inc
Salomon Brothers Capital Fund Inc
Salomon Brothers Series Funds Inc
Salomon Brothers Institutional Series Funds Inc
Salomon Brothers Variable Series Funds Inc


CFBDS, Inc is also the distributor for the Centurion Funds, Inc.


The information required by this Item 27 with respect to each director, officer and partner of CFBDS, Inc. is incorporated by reference to Schedule A of Form BD filed by CFBDS, Inc. pursuant to the Securities Exchange Act of 1934
(SEC File No. 8-32417).

Item 28.	Location of Accountants and Record

(1)	Smith Barney Principal Return Fund
	388 Greenwich Street
	New York, New York  10013

(2)	   SSBC Fund Management Inc.
	388 Greenwich Street
	New York, New York 10013


(3)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA 19103

(4)	First Data Investor Services Group, Inc.
	One Exchange Place
	Boston, Massachusetts  02109

(6) 	CFBDS Inc.
21 Milk Street, 5th floor
Boston, Massachusetts 02109

Item 29.	Management Services

	Not Applicable.

Item 30.	Undertakings


	(a) Registrant undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of trustee or trustees when requested in writing to do so by the holders of at least 10% of Registrant's outstanding Shares and, in connection worth such meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to communications with the shareholders of certain common-law trusts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
SMITH BARNEY PRINCIPAL RETURN FUND, certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 30th day of March, 1999.



		SMITH BARNEY PRINCIPAL RETURN FUND



		By:/s/ Heath B. McLendon *

		Heath B. McLendon,

		President and Chief Executive Officer



	Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration
Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature				Title				Date

/s/ Heath B. McLendon	Chairman of the Board
Heath B. McLendon		(Chief Executive Officer)
	03/30/99

/s/ Lewis E. Daidone	Senior Vice President
Lewis E. Daidone		and Treasurer
				(Chief Financial and
				Accounting Officer)
	03/30/99


/s/ Paul R. Ades*		Trustee
	03/30/99
Paul R. Ades

/s/Herbert Barg*		Trustee
	03/30/99
Herbert Barg

/s/ Dwight B. Crane*	Trustee
	03/30/99
Dwight B. Crane

/s/ Frank Hubbard*	Trustee
	03/30/99
Frank Hubbard

/s/Jerome Miller*		Trustee
	03/30/99
Jerome Miller

/s/ Ken Miller*		Trustee
	03/30/99
Ken Miller

*Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated
December 23, 1994

/s/ Heath B. McLendon
Heath B. McLendon

Exhibit index
J. Auditors Consent
n. Financial Data Schedule
cover